SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current Assets:
Cash and cash equivalents		¥ 462,289		¥ 603,523	¥ 673,669	$ 63,333
Restricted cash		56,043		20,025	43,122	7,678
Accounts receivable, net		413,101		536,823	488,875	56,595
Notes receivable, net		78,827		77,598		10,799
Inventories		1,387,403		1,419,396		190,073
Prepayments and other current assets		251,994		225,823		34,523
Total current assets		2,649,657		2,933,331		363,001
Property and equipment, net		32,903		34,340		4,508
Intangible assets, net		1,437		2,256		197
Long-term investments				2,000
Operating lease right-of-use assets		89,071		103,799		12,203
Other non-current assets		14,682		13,310		2,011
Total assets		2,787,750		3,089,036		381,920
Current liabilities
Accounts payable		(1,721,425)		(1,588,693)		(235,834)
Accrued expenses and other current liabilities		(460,173)		(818,295)		(63,043)
Total current liabilities		(2,342,579)		(2,745,063)		(320,931)
Long-term operating lease liabilities		(55,448)		(62,624)		(7,596)
Total liabilities		(2,406,988)		(2,812,932)		$ (329,755)
Net revenues		14,401,249	$ 1,972,963	14,948,129	13,516,698
Total cost and expenses		(14,399,135)	(1,972,674)	(15,298,226)	(13,887,699)
Net (loss) income		(64,743)	(8,870)	(392,693)	(416,878)
Net cash used in operating activities		263,016	36,033	(447,244)	(23,152)
Net cash used in investing activities		37,376	5,120	151,743	(47,173)
Net cash provided by (used in) financing activities		(406,236)	$ (55,654)	205,978	¥ 22,735
Short-term investments
Impairment on available-for-sale debt securities		¥ 0		¥ 50,143
VIEs
Current liabilities
Percentage of consolidated revenues	3.00%